Commitments and contingencies	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
23.	Commitments and contingencies

(a)	Operating lease commitments

The Group has leased office premises and buildings under non-cancellable operating lease agreements. These leases have different terms and renewal rights.

Year	(In thousands)
Remainder of 2022	396
2023	202
2024	11
2025	—
2026	—
Total	609

For the six months ended June 30, 2021 and 2022, the Group incurred rental expenses under operating leases US$804 thousands and US$408 thousands, respectively.

(b)	Purchase commitment for purchase of data

As at June 30, 2022, the Group has future minimum purchase commitment related to the purchase of data of US$1,136 thousands, US$871 thousands and US$143 thousands within the remainder of 2022, 2023 and 2024, respectively.

(c)	Contingencies

In August 2018, two affiliates of SIMO, namely Shenzhen Sibowei’ersi Technology Co., Ltd. and Shenzhen Skyroam Technology Co., Ltd., jointly filed a complaint against Shenzhen uCloudlink Network Technology Co., Ltd. in Guangzhou Intellectual Property Court in the PRC alleging patent infringements and claimed damages up to RMB10.5 million (equivalent to US$1.6 million). The Group has filed an invalidation petition against their alleged patent in Patent Reexamination Board of National Intellectual Property Administration in the PRC. On July 16, 2019, the Patent Reexamination Board of National Intellectual Property Administration issued a reexamination decision which invalidated the plaintiffs’ alleged patent in its entirety with respect to the patent infringement allegation. The first hearing of this lawsuit was held on May 13, 2019. The plaintiffs applied to withdraw the lawsuit, which has been approved on August 14, 2019. In October 2019, Shenzhen Sibowei’ersi Technology Co., Ltd. filed a complaint against the National Intellectual Property Administration in Beijing Intellectual Property Court in PRC petitioning the withdrawal of the foregoing reexamination decision of invalidity and reach of a new reexamination decision. In December 2020, the Beijing Intellectual Property Court entered its judgment which upheld National Intellectual Property Administration’s invalidation decision. Sibowei’ersi Technology Co., Ltd. has appealed against such judgment. On November 2, 2021, the Supreme People’s Court held an online hearing of the case, and the Group is awaiting for the ruling of the second instance as well as the court’s further notice.

The Group believes the aforementioned allegations are without merit and will defend vigorously. The Group considers that the likelihood of an unfavorable outcome is not probable or is unable to estimate the amount or the range of the possible loss. Therefore, no accrual has been recorded by the Group as of June 30, 2022 in respect of these proceedings.